Document and Entity Information	Nov. 01, 2026
Prospectus Line Items
Document Type	497
Document Period End Date	Nov. 01, 2026
Entity Central Index Key	0000823535
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund V
Entity Investment Company Type	N-1A